DESCRIPTION OF THE PLAN - Administrative Expenses, Revenue Sharing Program (Details) - Reliance, Inc. Master 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF THE PLAN
Interest income from Fidelity	$ 187,150
Recordkeeping and other Fidelity fees	394,333
Administrative expenses offset by suspense account	$ 110,000